Other Intangible Assets - Additional Information (Details) - Trademark - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2022	Dec. 31, 2022
Statement [line items]
Acquisitions through business combinations, intangible assets other than goodwill		$ 1,800
Disposal of subsidiary	$ 1,800